UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA  19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA  19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2007

Item 1. Report to Stockholders.

ANNUAL REPORT

September 30, 2007

The Rockland Small Cap
Growth Fund
(RKGRX)

ANNUAL REPORT

Management’s Discussion of Fund Performance

November 2007

Dear Shareholders,

For several years now we have painted you a picture of extreme valuation compression in our pure small cap growth space.  In the last seven years we went through arguably the worst bear market for growth stocks since the 1930s.  High growth stocks were penalized the most because investors tend to favor value stocks when the stock market declines, and they lose their appetite for growth.  It is our belief that small cap value climaxed in 2006, probably in August, just as small cap growth last climaxed in March of 2000.  The good news is that a turn to small cap growth began after the relative performance of your Rockland Small Cap Growth Fund bottomed on April 24, 2007.  Since that date, your portfolio has outperformed the Russell 2000 Growth benchmark by well over 20 percentage points.  We know from experience that the turns between investment styles can be decisive and are often multi-year affairs.  Typically following good performance, institutional investor activity remains lackluster very early on in the cycle (now), but as the cycle matures, institutional investor interest intensifies and drives increasing asset flows and performance.  An indication of the tail end of a cycle is strong retail interest and asset flows.  We saw this occur in small cap value in 2006.  It is worth mentioning that terrific company fundamentals relative to expectations are always the primary drivers of investment returns.  In the final September quarter of the fiscal year, your Fund portfolio holdings had a 20% median upside earnings surprise for holdings as of September 30th.  This was the largest surprise margin in the 10-plus year history of the Fund and should be a gauge of fundamentals relative to expectations.

The Rockland Small Cap Growth Fund
a Series of
The Rockland Funds Trust  •  P. O. Box 701  •  Milwaukee, Wisconsin 53201-0701  •  1-800-497-3933

Gould Investment Partners, LLC, Investment Adviser

Overweighting in Technology and Energy helped the Fund performance during the fiscal year as did a dramatic underweighting of Financial Services, a sector that took the brunt of the sub-prime credit issues. Stock picking within Consumer Discretionary stocks also contributed greatly to the year’s performance, even though as a group the index sector had rather mediocre performance.  We were able to hone in on the real leaders within the sector.

As always, thank you for your support of our highly disciplined, pure small cap growth investment philosophy.

Sincerely,

Your Fund Manager,
Richard H. Gould

Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The information provided represents the opinion of Richard Gould and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equities. You cannot invest directly in an index.

Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  For a complete list of fund holdings and sector allocations, please refer to pages 9 - 13.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor (11/07)

Comparison of a Hypothetical $10,000 Initial Investment

This graph shows the performance of a hypothetical initial gross investment of $10,000 that was invested in the Rockland Small Cap Growth Fund on October 1, 1997.  As the chart shows, by September 30, 2007, the value of the investment would have grown to $24,814; a 148.14% increase on the initial investment.  Over the same period, an initial investment of $10,000 in the NASDAQ Composite Index would have increased to $16,818.  Also, look at how the Russell 2000 Growth Index did over the same period.  The same $10,000 would have increased to $14,312.  A $10,000 investment in the S&P 500 Index would have increased to $18,896; if invested in the Russell 2000 Index it would have increased to $20,079.

FOR THE PERIOD ENDED SEPTEMBER 30, 2007

	Average Annual Total Return
				Since Commencement
	One Year	Five Year	Ten Year	of Operations*
Rockland Small Cap Growth Fund	38.77%	15.21%	9.51%	12.52%
Russell 2000 Growth Index	18.94%	18.70%	3.65%	5.51%
Russell 2000 Index	12.34%	18.75%	7.22%	9.22%
S&P 500 Index	16.44%	15.45%	6.57%	8.43%
NASDAQ Composite Index	20.52%	18.94%	5.34%	7.55%

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The Russell 2000 Index is an unmanaged index of 2,000 stocks weighted by market capitalization.  The Standard & Poor’s 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.  Returns shown include the reinvestment of all dividends.  Past performance is not predictive of future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*December 2, 1996.

ROCKLAND SMALL CAP GROWTH FUND
EXPENSE EXAMPLE — SEPTEMBER 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the six month semi-annual period (4/1/07 - 9/30/07) and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  Although the Fund does not charge a sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  You will also be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them.  IRA accounts will be charged a $15.00 annual maintenance fee.  These expenses are not included in the example below.  The example below includes, but is not limited to, advisory fees, shareholder servicing fees, interest expense, fund accounting and custody fees.  However, the example below does not include a redemption fee, portfolio trading commissions or related expenses, or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 4/1/07	Value 9/30/07	Period 4/1/07 - 9/30/07[1]
Actual	$1,000.00	$1,272.60	$10.37
Hypothetical (5% return
before expenses)	1,000.00	1,015.94	9.20

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2007

ASSETS:
Investments, at fair value (cost $36,277,350)	$50,598,608
Receivable for investments sold	474,450
Receivable for capital shares sold	151,812
Dividends and interest receivable	1,248
Other assets	12,562
Total Assets	51,238,680

LIABILITIES:
Payable for investments purchased	720,986
Payable for capital shares repurchased	2,646
Payable to Adviser	38,951
Accrued Shareholder Service and Accounting fees	20,476
Accrued Professional fees	40,285
Accrued expenses and other liabilities	37,063
Total Liabilities	860,407
NET ASSETS	$50,378,273

NET ASSETS CONSIST OF:
Capital stock	$42,026,859
Accumulated net realized loss on investments sold	(5,969,844)
Net unrealized appreciation on investments	14,321,258
Total Net Assets	$50,378,273
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	2,296,081
Net asset value, redemption price and offering price per share	$21.94

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS — YEAR ENDED SEPTEMBER 30, 2007

INVESTMENT INCOME:
Dividend income (net of foreign tax withheld of $500)	$27,286
Interest income	17,559
Total investment income	44,845

EXPENSES:
Investment advisory fee	428,717
Shareholder servicing and accounting costs	111,997
Professional fees	78,037
Trustees’ fees and expenses	56,277
Administration fee	40,435
Custody fees	26,795
Federal and state registration	22,092
Reports to shareholders	10,012
Other	7,032
Total expenses before interest expense	781,394
Interest expense (Note 5)	1,947
Total expenses	783,341
NET INVESTMENT LOSS	(738,496)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	5,363,208
Net change in unrealized appreciation/depreciation on investments	9,824,595
Net realized and unrealized gain on investments	15,187,803
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,449,307

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	September 30, 2007	September 30, 2006
OPERATIONS:
Net investment loss	$(738,496)	$(791,942)
Net realized gain on investments	5,363,208	6,134,428
Net change in unrealized appreciation/depreciation on investments	9,824,595	(5,415,759)
Net increase (decrease) in net assets resulting from operations	14,449,307	(73,273)

NET DECREASE IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (NOTE 3)	(4,697,553)	(16,473,456)

NET INCREASE (DECREASE) IN NET ASSETS	9,751,754	(16,546,729)

NET ASSETS:
Beginning of period	40,626,519	57,173,248
End of period	$50,378,273	$40,626,519

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

	Years ended September 30,
	2007		2006		2005(1)		2004		2003
Per Share Data:
Net asset value,
beginning of year	$15.81		$16.16		$14.90		$15.76		$10.81
Income from
investment operations:
Net investment loss	(0.31	)(3)	(0.27	)(3)	(0.26	)(2)	(0.22	)(3)	(0.19	)(3)
Net realized and unrealized
gain (loss) on investments	6.44		(0.08)		1.52		(0.66)		5.14
Total from
investment operations	6.13		(0.35)		1.26		(0.88)		4.95
Redemption fees	0.00		0.00		0.00		0.02		—
Net asset value, end of year	$21.94		$15.81		$16.16		$14.90		$15.76
Total return	38.77%		(2.17)%		8.46%		(5.46)%		45.79%
Supplemental data and ratios:
Net assets, end of year	$50,378,273		$40,626,519		$57,173,248		$60,768,937		$107,727,915
Ratio of expenses
to average net assets(4)	1.83%		1.73%		1.73%		1.66%		1.54%
Ratio of net investment loss
to average net assets	(1.72)%		(1.61)%		(1.60)%		(1.35)%		(1.47)%
Portfolio turnover rate	231.96%		246.66%		246.17%		331.98%		449.89%

(1)
Effective March 31, 2004, the Fund changed its investment adviser to Gould Investment Partners, LLC.  Richard H. Gould was employed by the Fund’s former investment manager, Greenville Capital Management since 1994 and has served as the Fund’s portfolio manager since its inception in 1996.

(2)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the year.
(4)
The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the years ended September 30, 2007, 2006, 2005, 2004 and 2003 was 0.01%, 0.01%, 0.02%, 0.03% and 0.03%, respectively.

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007

Shares		Value

	COMMON STOCKS — 99.8%
	Alternative Energy — 2.9%
4,800	Comverge Inc. (a)	$157,728
8,600	EnerNOC, Inc. (a)	328,348
21,900	JA Solar Holdings Co Ltd. – ADR (a) (b)	984,405
		1,470,481
	Commercial Services — 7.2%
2,000	Capella Education Company (a)	111,820
18,200	FTI Consulting Inc. (a)	915,642
10,100	GeoEye Inc. (a)	260,075
7,900	Huron Consulting Group Inc. (a)	573,698
13,600	New Oriental Education & Technology Group, Inc. – ADR (a) (b)	905,216
5,000	Strayer Education, Inc.	843,150
		3,609,601
	Communications — 5.3%
2,800	Blue Coat Systems, Inc. (a)	220,528
10,250	Cbeyond Communications, Inc. (a)	418,097
9,200	Comtech Telecommunications Corp. (a)	492,108
10,700	Riverbed Technology, Inc. (a)	432,173
8,800	ShoreTel, Inc. (a)	126,016
27,800	Starent Networks Corporation (a)	586,858
9,400	Synchronoss Technologies, Inc. (a)	395,364
		2,671,144
	Computers & Peripherals — 2.9%
24,700	Data Domain, Inc. (a)	764,465
15,300	Radiant Systems, Inc. (a)	242,199
9,400	Synaptics Incorporated (a)	448,944
		1,455,608
	Consumer Non-Durables — 7.7%
40,500	Crocs, Inc. (a)	2,723,625
7,300	Elizabeth Arden, Inc. (a)	196,808
10,800	Gaiam, Inc. – Class A (a)	259,524
20,300	Green Mountain Coffee Roasters, Inc. (a)	673,757
		3,853,714
	Electronics — 4.4%
15,300	FARO Technologies, Inc. (a)	675,495
19,000	FLIR Systems, Inc. (a)	1,052,410
6,700	United Industrial Corporation	504,242
		2,232,147

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (CONTINUED)

Shares		Value

	Energy — 0.6%
5,000	Layne Christensen Company (a)	$277,400
	Financial Services — 2.7%
83,333	ECapital Financial Corporation (Acquired 3/15/01; Cost $167) (a) (c)	417
30,851	VeriFone Holdings, Inc. (a)	1,367,625
		1,368,042
	Health Care Services & Supplies — 1.2%
4,400	Healthways, Inc. (a)	237,468
7,200	HMS Holdings Corporation (a)	177,192
4,100	WebMD Health Corp. – Class A (a)	213,610
		628,270
	Internet Services — 6.1%
1,600	Equinix, Inc. (a)	141,904
15,100	Omniture, Inc. (a)	457,832
15,300	Priceline.com Incorporated (a)	1,357,875
18,500	Shanda Interactive Entertainment Ltd. – ADR (a) (b)	688,385
13,100	Shutterfly, Inc. (a)	418,021
		3,064,017
	Machinery — 4.5%
24,600	Astronics Corporation (a)	1,071,822
10,600	Robbins & Myers, Inc.	607,274
21,500	Stratasys, Inc. (a)	592,540
		2,271,636
	Materials — 2.4%
15,300	Dynamic Materials Corporation	732,717
7,100	Koppers Holdings, Inc.	274,131
5,000	Zoltek Companies, Inc. (a)	218,150
		1,224,998
	Medical Products — 9.3%
8,100	ArthroCare Corporation (a)	452,709
26,100	Illumina, Inc. (a)	1,354,068
16,100	Immucor, Inc. (a)	575,575
11,600	Kendle International Inc. (a)	481,748
30,400	Meridian Bioscience, Inc.	921,728
7,200	NuVasive, Inc. (a)	258,696
27,700	TomoTherapy Inc. (a)	643,471
		4,687,995
	Oil & Gas Services — 14.5%
16,700	Arena Resources, Inc. (a)	1,093,850

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (CONTINUED)

Shares		Value

	Oil & Gas Services — 14.5% (Continued)
8,800	Atwood Oceanics, Inc. (a)	$673,728
17,900	Bois d'Arc Energy, Inc. (a)	343,143
8,100	Chart Industries, Inc. (a)	260,496
13,100	Core Laboratories N.V. (a) (b)	1,668,809
1,100	Dawson Geophysical Company (a)	85,261
4,700	NATCO Group Inc. – Class A (a)	243,225
20,300	Oceaneering International, Inc. (a)	1,538,740
10,400	T–3 Energy Services, Inc. (a)	443,456
12,900	W–H Energy Services, Inc. (a)	951,375
		7,302,083
	Pharmaceuticals — 1.7%
10,400	Cubist Pharmaceuticals, Inc. (a)	219,752
23,900	Sciele Pharma, Inc. (a)	621,878
		841,630
	Retail — 5.7%
10,400	Chipotle Mexican Grill, Inc. (a)	1,228,552
4,000	Dick's Sporting Goods, Inc. (a)	268,600
4,100	J. Crew Group, Inc. (a)	170,150
5,400	LIFE TIME FITNESS, Inc. (a)	331,236
20,000	Zumiez Inc. (a)	887,400
		2,885,938
	Semiconductors — 8.5%
45,700	ANADIGICS, Inc. (a)	826,256
27,800	Cavium Networks, Inc. (a)	903,500
32,900	Monolithic Power Systems (a)	835,660
26,900	Sigma Designs, Inc. (a)	1,297,656
7,850	Varian Semiconductor Equipment Associates, Inc. (a)	420,132
		4,283,204
	Software — 12.2%
26,500	Blackboard Inc. (a)	1,214,760
41,300	Bluephoenix Solutions Ltd. (a) (b)	760,333
39,700	Concur Technologies, Inc. (a)	1,251,344
28,100	DealerTrack Holdings Inc. (a)	1,176,828
10,200	Double-Take Software Inc. (a)	194,922
28,500	VASCO Data Security International, Inc. (a)	1,006,335
18,850	Vocus, Inc. (a)	551,174
		6,155,696
	TOTAL COMMON STOCKS (Cost $35,962,346)	50,283,604

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (CONTINUED)

Principal
Amount		Value

	SHORT-TERM INVESTMENTS — 0.6%
	Variable Rate Demand Notes (d) — 0.6%
$212,320	American Family Financial Services, Inc. — 4.94%	$212,320
102,684	Wisconsin Corporate Central Credit Union — 4.99%	102,684
	TOTAL SHORT-TERM INVESTMENTS (Cost $315,004)	315,004
	Total Investments (Cost $36,277,350) — 100.4%	50,598,608
	Liabilities in Excess of Other Assets — (0.4)%	(220,335)
	TOTAL NET ASSETS — 100.0%	$50,378,273

(a)	Non-income producing security.
(b)	Foreign security.
(c)	Illiquid security - acquired through private placement. (Note 2)
(d)	Variable rate security. The rate listed is as of September 30, 2007.

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS — SEPTEMBER 30, 2007

Percentages represent market value as a percentage of total investments.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — SEPTEMBER 30, 2007

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rockland Funds Trust (the “Trust”) was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the “Fund”). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund’s investment adviser, Gould Investment Partners LLC (ÒGould IPÓ), has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital shares at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

The following is a summary of significant accounting policies consistently followed by the Fund.

a)
Investment Valuation – Common stocks, other equity-type securities, and securities sold short that are listed on a U.S. security exchange, other than the NASDAQ Global Market exchanges (“NASDAQ”), for which market quotations are readily available are valued at their market value on the day the valuation is made as determined by their last sales price in the principal market in which the securities are normally traded.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Common stocks, other equity-type securities, including securities listed on NASDAQ, and securities sold short which are listed on an exchange, but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Foreign securities registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934 are valued in the same manner. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value of that fund first determined after the Fund places its order. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Gould IP.  The procedures authorize Gould IP to make all necessary determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.

b)
Federal Income Taxes– It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — SEPTEMBER 30, 2007 (CONTINUED)

deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required as of the date of the last NAV calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

c)
Distributions to Shareholders– Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December.  Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

As a result of permanent book to tax differences relating to a net operating loss, accumulated net investment loss has been increased by $738,496 and capital stock has been decreased by $738,496.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

d)
Use of Estimates– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e)
Share Valuation– The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund shares will not be priced on the days on which the FINRA is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2% redemption fee on the redemption of Fund shares within 90 days of purchase.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

f)
Foreign Securities– Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — SEPTEMBER 30, 2007 (CONTINUED)

g)
Other– Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.  All discounts and premiums are accreted for tax and financial reporting.

2.	RESTRICTED SECURITIES

The Fund holds 83,333 shares of ECapital Financial Corporation common stock, the sale of which is restricted. No quoted market price exists for ECapital shares. As a result, Gould IP has valued them at $0.005 per share in accordance with procedures adopted by the Board of Trustees after considering certain pertinent factors, such as the results of operations of ECapital since the date of ownership on March 15, 2001, the sales price of recent private placements in its common stock and information provided by the company.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized and the difference could be material.

3.	SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the fiscal years ended September 30, 2007 and September 30, 2006, respectively, were as follows:

Year ended
September 30, 2007	$	Shares
Shares sold	$3,935,800	210,869
Shares redeemed	(8,634,771)	(484,699)
Redemption fees	1,418	—
Net decrease	$(4,697,553)	(273,830)
Shares Outstanding:
Beginning of period		2,569,911
End of period		2,296,081

Year ended
September 30, 2006	$	Shares
Shares sold	$2,544,765	149,643
Shares redeemed	(19,020,343)	(1,118,455)
Redemption fees	2,122	—
Net decrease	$(16,473,456)	(968,812)
Shares Outstanding:
Beginning of period		3,538,723
End of period		2,569,911

4.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments by the Fund for the year ended September 30, 2007, were $99,260,717 and $104,780,566, respectively.  The Fund did not purchase long-term U.S. Government securities as a part of its investment strategy during the year ended September 30, 2007.

At September 30, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments(a)	$36,476,736
Gross unrealized appreciation	$14,438,290
Gross unrealized depreciation	(316,417)
Net unrealized appreciation/(depreciation)	$14,121,873
Other accumulated losses	$(5,770,459)
Total accumulated earnings/(losses)	$8,351,414

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

At September 30, 2007, the Fund had accumulated net realized capital loss carryovers of $5,770,459 with $3,005,125 and $2,765,334 expiring in 2010 and 2011, respectively.  To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.  The Fund utilized $5,274,486 of capital loss carryover for the fiscal year ended September 30, 2007.

The Fund made no distributions during the fiscal years ended September 30, 2007 and September 30, 2006.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — SEPTEMBER 30, 2007 (CONTINUED)

5	LINE OF CREDIT

During the course of operations, the Fund’s custody account with U.S. Bank, N.A. (the “Bank”) was overdrawn at times during the period due to shareholder redemptions from the Fund.  On March 3, 2006, the Board of Trustees approved an unsecured Line of Credit (“LOC”) with U.S. Bank, N.A. that may only be utilized to cover overdrafts from shareholder redemptions.  Under the terms of the LOC, borrowings for the Fund are limited to either the lesser of $7,000,000 or 11.11% of the net assets of the Fund.  The Bank charges interest at the Bank’s Prime Rate (weighted average rate of 8.25% for the year ended September 30, 2007) for overdrafts.  During the year ended September 30, 2007, the Fund had an outstanding average daily balance of $92,370 from overdrafts.  The Fund incurred $1,947 in interest expense for the year ended September 30, 2007.

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Gould IP.  Pursuant to its advisory agreement with the Trust, Gould IP is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund’s daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund.  U.S. Bank, N.A. serves as custodian for the Fund.  Quasar Distributors, LLC serves as distributor for the Fund.

7.	NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

ROCKLAND SMALL CAP GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
The Rockland Funds Trust:

We have audited the accompanying statement of assets and liabilities of the Rockland Small Cap Growth Fund (the “Fund”, a series of the Rockland Funds Trust), including the schedule of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
November 19, 2007

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION

Information about Trustees
The business and affairs of the Fund are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-800-497-3933.

		Term of		Number of
		Office &		Portfolios in	Other
	Position	Length		Complex	Directorships
Name,	Held with	of Time	Principal Occupation(s)	Overseen	Held by
Address & Age	the Trust	Served(1)	During Past Five Years	by Trustee	Trustee

INDEPENDENT TRUSTEES OF THE TRUST

Edwin W. Moats, Jr.	Trustee	Since	President of Moats Enterprises (investments and	1	None
Moats Enterprises		1999	operations of restaurants, manufacturing and sports-
611 Commerce St.			related businesses) since 1999. Mr. Moats was
Suite 3100			President and CEO of Nascar Cafe from 1999 to
Nashville, TN 37203			2002. Mr. Moats was President of Logan’s
Age: 59			Roadhouse, Inc. (restaurant chain) from 1992 to
1999 and CEO from 1995 to 1999. Mr. Moats has
been a partner in the Haury and Moats Company
(franchisee of seven Captain D’s Seafood Restaurants)
since 1977. Mr. Moats was Chairman and CEO of
Metropolitan Federal Savings Bank from 1989 to
1991 and President and COO from 1984 to 1989.

Dr. Peter Utsinger	Trustee	Since	Retired, was a practicing physician in arthritis and	1	None
c/o U.S. Bancorp		1996	rheumatic diseases since 1970 when he received
Fund Services, LLC			his M.D. from Georgetown University. Dr.
777 E. Wisconsin Ave.			Utsinger was Director of the Arthritis Clinical and
Milwaukee, WI 53202			Research unit at the University of North Carolina
Age: 62			and has written over 100 publications in his area
of specialty. He is a consultant to multiple
pharmaceutical companies.

R. Peter Zimmermann	Independent	Since	Retired, formerly CFO of TL Ventures	1	None
c/o U.S. Bancorp	Chairman	2006	(Philadelphia-based venture capital partnership)
Fund Services, LLC			from 1996 to 1998. Served as CFO of Decision
777 E. Wisconsin Ave.	Trustee	Since	One (computer maintenance company) from
Milwaukee, WI 53202		2004	1993 to 1996.
Age: 67

Carmen Lloyd	Trustee	Since	Independent consultant, formerly Chairman and	1	None
c/o U.S. Bancorp		2007	CEO of Iridium Satellite LLC (global satellite
Fund Services, LLC			operator offering remote voice and data services
777 E. Wisconsin Ave.			worldwide to government and commercial
Milwaukee, WI 53202			customers) from September 2003 to April 2006.
Age: 59			Mr. Lloyd was President and CEO of Stratos
Global Corporation from 2001 to 2003 and also
served on the Board of Directors from 1999 to 2003.

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION (CONTINUED)

		Term of		Number of
		Office &		Portfolios in	Other
	Position	Length		Complex	Directorships
Name,	Held with	of Time	Principal Occupation(s)	Overseen	Held by
Address & Age	the Trust	Served(1)	During Past Five Years	by Trustee	Trustee

INTERESTED TRUSTEES OF THE TRUST

Richard H. Gould(2)	President	Since	Chairman, President and Chief Investment Officer	1	None
1235 Westlakes Drive		2004	of Gould Investment Partners LLC (“GIP”) since
Suite 280			2004 and manager of the Fund since the Fund’s
Berwyn, PA 19312	Trustee &	Since	inception. From 1994 to 2004, Mr. Gould was Vice
Age: 47	Treasurer	1996	President of Greenville Capital Management, Inc.
(the Fund’s former adviser). From 1987 until 1994,
Mr. Gould was associated with PNC Investment
Management, first as an equity analyst and later as
the co-manager of the PNC Small Cap Growth Fund.
Mr. Gould received his Chartered Financial Analyst
designation in 1989; became a Chartered Market
Technician in 1995; and received his B.S. in 1982
and his M.B.A. in Finance in 1985, both from The
Pennsylvania State University.

OFFICERS OF THE TRUST

Richard H. Gould(2)	President &		See information above under “Interested Trustees
1235 Westlakes Drive	Treasurer		of the Trust.”
Suite 280
Berwyn, PA 19312
Age: 47

Sanjay Upadhyaya	Vice	Since	Vice President and Senior Trader of GIP, and was one
1235 Westlakes Drive	President	2005	of the original founders in 2004. Prior to GIP, he was
Suite 280			a trader at Greenville Capital Management from 1994
Berwyn, PA 19312			to 2004. Mr. Upadhyaya managed all of the trades for
Age: 36			the Rockland Small Cap Growth Fund at Greenville,
oversaw the Instinet System trading, and handled all
account reconciliation and reporting. Mr. Upadhyaya
received his Bachelor of Arts in Finance from Goldey
Beacom College in 1994. In addition to heading the
trading department at Gould, Mr. Upadhyaya oversees
all of GIP’s information technology capabilities,
including the firm’s “state of the art” trading platform.

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION (CONTINUED)

Term of
Office &
	Position	Length
Name,	Held with	of Time	Principal Occupation(s)
Address & Age	the Trust	Served(1)	During Past Five Years

OFFICERS OF THE TRUST (CONTINUED)

Barbara Grosso	Secretary	Since	Vice President, Chief Operating Officer and Chief Compliance
1235 Westlakes Drive	and Chief	2004	Officer of GIP since 2004. From 1996 through 2004, Ms.
Suite 280	Compliance		Grosso served as Director of Administration and Compliance
Berwyn, PA 19312	Officer		Officer for Cashman and Associates Capital Management,
Age: 41	(CCO)		LP (investment adviser). From 1984 through 1996, Ms.
Grosso served as Director of Administration and Compliance
Officer for Cashman, Farrell and Associates (investment adviser).

(1)	Each Trustee holds office during the lifetime of the Fund until their termination or until the election and qualification of his successor.
(2)	Mr. Gould is deemed to be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) because of his affiliation with GIP.

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION

Availability of Proxy Voting Information:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-800-497-3933 or on the SEC website at www.sec.gov.

The actual voting records relating to how the Fund voted the proxies of its portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-497-3933 or by accessing the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedule:

A complete schedule of the Fund’s portfolio holdings for the second and fourth quarters is included in the Fund’s semi-annual and annual shareholder reports, respectively.  The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-497-3933 or by accessing the SEC’s website at www.sec.gov.  Copies of Form N-Q can also be obtained by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

(This Page Intentionally Left Blank.)

TRUSTEES

Mr. Richard Gould
Mr. Carmen Lloyd
Mr. Edwin Moats, Jr.
Dr. Peter Utsinger
Mr. R. Peter Zimmermann

OFFICERS

Mr. Richard Gould, President & Treasurer
Mr. Sanjay Upadhyaya, Vice President
Ms. Barbara Grosso, Secretary & Chief Compliance Officer

INVESTMENT ADVISER

Gould Investment Partners LLC
1235 Westlakes Drive, Suite 280
Berwyn, PA  19312

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN

U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Third Floor
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
303 East Wacker Drive
Chicago, IL  60601

LEGAL COUNSEL

Stradley, Ronon, Stevens and Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is an audit committee financial expert serving on its audit committee.  R. Peter Zimmermann is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees and tax fees by the principal accountant.

	FYE 09/30/2007	FYE 09/30/2006
Audit Fees	$25,200	$23,000
Audit-Related Fees	$0	$0
Tax Fees	$2,500	$2,200
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser, is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 09/30/2007	FYE 09/30/2006
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on his review, such Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Rockland Funds Trust

By (Signature and Title)  /s/Richard Gould
Richard Gould, President

Date    December 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Richard Gould
Richard Gould, President and Treasurer

Date    December 10, 2007